Offerings	Feb. 25, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2019 Equity Incentive Plan
Amount Registered | shares	5,518,129
Proposed Maximum Offering Price per Unit	1.98
Maximum Aggregate Offering Price	$ 10,925,895.42
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,508.86
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement covers any additional shares of the Registrant’s common stock that become issuable under the 2019 Equity Incentive Plan (the “2019 Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock. The amount registered represents an automatic increase of 5,518,129 shares to the number of shares of common stock reserved for issuance pursuant to future awards under the 2019 Plan, which annual increase is provided for in the 2019 Plan. The proposed maximum offer price is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $1.98 per share, which is the average of the high and low prices of common stock, as reported on the Nasdaq Global Select Market, on February 20, 2026.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share, reserved for issuance pursuant to the 2019 Employee Stock Purchase Plan
Amount Registered | shares	591,397
Proposed Maximum Offering Price per Unit	1.69
Maximum Aggregate Offering Price	$ 999,460.93
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.02
Offering Note

(2)

Pursuant to Rule 416(a) of the Securities Act, this Registration Statement covers any additional shares of the Registrant’s common stock that become issuable under the 2019 Employee Stock Purchase Plan (the “2019 ESPP”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock. The amount registered represents an automatic increase of 591,397 shares to the number of shares of common stock reserved for issuance under the 2019 ESPP, which annual increase is provided for in the 2019 ESPP. The proposed maximum offer price is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $1.98 per share, which is the average of the high and low prices of common stock, as reported on the Nasdaq Global Select Market, on February 20, 2026. Pursuant to the 2019 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date.